UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-5227

Name of Fund: BlackRock Apex Municipal Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock Apex Municipal Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 06/30/2007

Date of reporting period: 07/01/06 - 09/30/06

Item 1 - Schedule of Investments

BlackRock Apex Municipal Fund, Inc.
Schedule of Investments as of September 30, 2006                  (in Thousands)

                         Face
State                  Amount  Municipal Bonds                                                                             Value
----------------------------------------------------------------------------------------------------------------------------------
Alabama - 1.1%        $ 1,000  Brewton, Alabama, IDB, PCR, Refunding (Container Corporation of America-Jefferson
                               Smurfit Corp. Project), 8% due 4/01/2009                                                  $   1,012
                        1,255  Tuscaloosa, Alabama, Special Care Facilities Financing Authority, Residential Care
                               Facility Revenue Bonds (Capstone Village, Inc. Project), Series A, 5.875% due 8/01/2036       1,277
----------------------------------------------------------------------------------------------------------------------------------
Alaska - 1.1%           2,000  Alaska Industrial Development and Expert Authority Revenue Bonds (Williams Lynxs Alaska
                               Cargoport), AMT, 8% due 5/01/2023                                                             2,141
----------------------------------------------------------------------------------------------------------------------------------
Arizona - 3.3%            900  Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                               Project 1), Series A, 6.625% due 7/01/2020                                                      904
                           70  Maricopa County, Arizona, IDA, M/F Housing Revenue Bonds (Sun King Apartments Project),
                               Series A, 5.875% due 11/01/2008                                                                  68
                           20  Maricopa County, Arizona, IDA, M/F Housing Revenue Bonds (Sun King Apartments Project),
                               Series A, 6% due 11/01/2010                                                                      19
                        1,020  Maricopa County, Arizona, IDA, M/F Housing Revenue Bonds (Sun King Apartments Project),
                               Series A, 6.75% due 5/01/2031                                                                   891
                        2,950  Phoenix, Arizona, IDA, Airport Facility, Revenue Refunding Bonds (America West Airlines
                               Inc. Project), AMT, 6.30% due 4/01/2023                                                       3,011
                        1,000  Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools Project),
                               Series E, 7.25% due 7/01/2031                                                                 1,096
                          500  Yavapai County, Arizona, IDA, Hospital Facility Revenue Bonds (Yavapai Regional Medical
                               Center), Series A, 6% due 8/01/2033                                                             541
----------------------------------------------------------------------------------------------------------------------------------
California - 2.2%       1,800  California State, GO, 5% due 2/01/2033                                                        1,868
                        1,300  California State, Various Purpose, GO, 5.25% due 11/01/2025                                   1,394
                        1,000  Fontana, California, Special Tax, Refunding (Community Facilities District Number 22 -
                               Sierra), 6% due 9/01/2034                                                                     1,061
----------------------------------------------------------------------------------------------------------------------------------
Colorado - 5.3%         2,575  Denver, Colorado, Urban Renewal Authority, Tax Increment Revenue Bonds (Pavilions),
                               AMT, 7.75% due 9/01/2016                                                                      2,628
                        2,800  Elk Valley, Colorado, Public Improvement Revenue Bonds (Public Improvement Fee),
                               Series A, 7.30% due 9/01/2022                                                                 3,004
                        1,235  North Range, Colorado, Metropolitan District Number 1, GO, 7.25% due 12/15/2031               1,330
                        2,000  Plaza Metropolitan District Number 1, Colorado, Tax Allocation Revenue Bonds (Public
                               Improvement Fees), 8% due 12/01/2025                                                          2,214
----------------------------------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of BlackRock Apex Municipal Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list at right.

AMT     Alternative Minimum Tax (subject to)
EDA     Economic Development Authority
GO      General Obligation Bonds
IDA     Industrial Development Authority
IDB     Industrial Development Board
IDR     Industrial Development Revenue Bonds
M/F     Multi-Family
PCR     Pollution Control Revenue Bonds
VRDN    Variable Rate Demand Notes

BlackRock Apex Municipal Fund, Inc.
Schedule of Investments as of September 30, 2006                  (in Thousands)

                         Face
State                  Amount  Municipal Bonds                                                                             Value
----------------------------------------------------------------------------------------------------------------------------------
                      $   500  Plaza Metropolitan District Number 1, Colorado, Tax Allocation Revenue Bonds (Public
                               Improvement Fees), 8.125% due 12/01/2025                                                  $     503
                          830  Southlands, Colorado, Medical District, GO (Metropolitan District Number 1), 7.125%
                               due 12/01/2034                                                                                  918
----------------------------------------------------------------------------------------------------------------------------------
Connecticut - 0.3%        490  Connecticut State Development Authority, Airport Facility Revenue Bonds (Learjet Inc.
                               Project), AMT, 7.95% due 4/01/2026                                                              590
----------------------------------------------------------------------------------------------------------------------------------
Florida - 8.3%            750  Arbor Greene Community Development District, Florida, Special Assessment Revenue Bonds,
                               7.60% due 11/01/2006 (a)                                                                        760
                          800  Capital Projects Finance Authority, Florida, Continuing Care Retirement Revenue Bonds
                               (Glenridge on Palmer Ranch), Series A, 8% due 6/01/2032                                         882
                          840  Halifax Hospital Medical Center, Florida, Hospital Revenue Refunding Bonds, Series  A,
                               5% due 6/01/2038                                                                                855
                          850  Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                               (Adventist Health System), Series C, 5.25% due 11/15/2036                                       900
                        2,500  Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds (National Gypsum
                               Company), AMT, Series A, 7.125% due 4/01/2030                                                 2,752
                          765  Lakewood Ranch, Florida, Community Development District Number 5, Special Assessment
                               Revenue Refunding Bonds, Series A, 6.70% due 5/01/2031                                          818
                        1,500  Midtown Miami, Florida, Community Development District, Special Assessment Revenue
                               Bonds, Series A, 6% due 5/01/2024                                                             1,630
                        1,350  Midtown Miami, Florida, Community Development District, Special Assessment Revenue
                               Bonds, Series A, 6.25% due 5/01/2037                                                          1,475
                        1,555  Orlando, Florida, Urban Community Development District, Capital Improvement Special
                               Assessment Bonds, Series A, 6.95% due 5/01/2033                                               1,678
                        2,140  Santa Rosa Bay Bridge Authority, Florida, Revenue Bonds, 6.25% due 7/01/2028                  2,171
                        2,515  Tampa Palms, Florida, Open Space and Transportation Community Development District
                               Revenue Bonds, Capital Improvement (Richmond Place Project), 7.50% due 5/01/2018              2,570
----------------------------------------------------------------------------------------------------------------------------------
Georgia - 3.8%          2,000  Atlanta, Georgia, Tax Allocation Bonds (Atlantic Station Project), 7.90% due 12/01/2024       2,223
                          410  Atlanta, Georgia, Tax Allocation Bonds (Eastside Project), Series B, 5.40%
                               due 1/01/2020                                                                                   422
                          495  Atlanta, Georgia, Tax Allocation Bonds (Princeton Lakes Project), 5.50% due 1/01/2031           503
                          830  Brunswick and Glynn County, Georgia, Development Authority, First Mortgage Revenue
                               Bonds (Coastal Community Retirement Corporation Project), Series A, 7.125% due 1/01/2025        817
                        1,185  Brunswick and Glynn County, Georgia, Development Authority, First Mortgage Revenue
                               Bonds (Coastal Community Retirement Corporation Project), Series A, 7.25% due 1/01/2035       1,169
                        1,580  Fulton County, Georgia, Development Authority, PCR (General Motors Corporation),
                               Refunding, VRDN, 8% due 4/01/2010 (d)                                                         1,580
                          830  Savannah, Georgia, EDA, Revenue Bonds (Marshes of Skidaway), First Mortgage, Series A,
                               7.40% due 1/01/2034                                                                             876
----------------------------------------------------------------------------------------------------------------------------------

BlackRock Apex Municipal Fund, Inc.
Schedule of Investments as of September 30, 2006                  (in Thousands)

                         Face
State                  Amount  Municipal Bonds                                                                             Value
----------------------------------------------------------------------------------------------------------------------------------
Idaho - 0.8%          $ 1,470  Idaho Health Facilities Authority, Revenue Refunding Bonds (Valley Vista Care
                               Corporation), Series A, 7.75% due 11/15/2016                                              $   1,544
----------------------------------------------------------------------------------------------------------------------------------
Illinois - 7.9%         1,845  Caseyville, Illinois, Senior Tax Increment Revenue Bonds (Forest Lakes Project),
                               7% due 12/30/2022                                                                             1,943
                        3,000  Chicago, Illinois, O'Hare International Airport, Special Facility Revenue Refunding
                               Bonds (American Airlines Inc. Project), 8.20% due 12/01/2024                                  3,083
                          585  Illinois Development Finance Authority Revenue Bonds (Primary Health Care Centers
                               Facilities Acquisition Program), 7.75% due 12/01/2006 (a)                                       600
                        2,605  Illinois Development Finance Authority Revenue Bonds (Primary Health Care Centers
                               Facilities Acquisition Program), 7.75% due 12/01/2016                                         2,666
                        2,050  Illinois State Finance Authority Revenue Bonds (Clare At Water Tower Project),
                               Series A, 6.125% due 5/15/2038                                                                2,131
                          430  Illinois State Finance Authority Revenue Bonds (Landing At Plymouth Place Project),
                               Series A, 6% due 5/15/2037                                                                      451
                          490  Illinois State Finance Authority Revenue Bonds (Primary Health Care Centers Program),
                               6.60% due 7/01/2024                                                                             509
                          755  Lincolnshire, Illinois, Special Service Area Number 1, Special Tax Bonds (Sedgebrook
                               Project), 6.25% due 3/01/2034                                                                   804
                        2,400  Lombard, Illinois, Public Facilities Corporation, First Tier Revenue Bonds (Conference
                               Center and Hotel), Series A-1, 7.125% due 1/01/2036                                           2,571
                          265  Naperville, Illinois, IDR (General Motors Corporation), Refunding, VRDN, 8% due
                               12/01/2012 (d)                                                                                  265
                          760  Village of Wheeling, Illinois, Revenue Bonds (North Milwaukee/Lake-Cook Tax Increment
                               Financing (TIF) Redevelopment Project), 6% due 1/01/2025                                        750
----------------------------------------------------------------------------------------------------------------------------------
Indiana - 0.9%            840  Delaware County, Indiana, Hospital Authority, Hospital Revenue Bonds (Cardinal Health
                               System Obligated Group), 5.25% due 8/01/2036                                                    871
                          820  Vanderburgh County, Indiana, Redevelopment Commission, Redevelopment District Tax
                               Allocation Bonds, 5.25% due 2/01/2031                                                           860
----------------------------------------------------------------------------------------------------------------------------------
Iowa - 1.7%             2,720  Iowa Finance Authority, Health Care Facilities, Revenue Refunding Bonds (Care
                               Initiatives Project), 9.25% due 7/01/2011 (a)                                                 3,389
----------------------------------------------------------------------------------------------------------------------------------
Kansas - 0.6%           1,230  Wyandotte County, Kansas, Kansas City Unified Government Revenue Refunding Bonds
                               (General Motors Corporation Project), 6% due 6/01/2025                                        1,237
----------------------------------------------------------------------------------------------------------------------------------
Louisiana - 0.7%        1,300  Louisiana Public Facilities Authority, Hospital Revenue Bonds (Franciscan Missionaries
                               of Our Lady Health System, Inc.), Series A, 5.25% due 8/15/2036                               1,366
----------------------------------------------------------------------------------------------------------------------------------
Maine - 0.4%              840  Maine Finance Authority, Solid Waste Recycling Facilities Revenue Bonds (Great Northern
                               Paper Project-Bowater), AMT, 7.75% due 10/01/2022                                               847
----------------------------------------------------------------------------------------------------------------------------------
Maryland - 1.0%           385  Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Sub-Series B, 5.875%
                               due 9/01/2039                                                                                   407

BlackRock Apex Municipal Fund, Inc.
Schedule of Investments as of September 30, 2006                  (in Thousands)

                         Face
State                  Amount  Municipal Bonds                                                                             Value
----------------------------------------------------------------------------------------------------------------------------------
                      $ 1,500  Maryland State Energy Financing Administration, Limited Obligation Revenue Bonds
                               (Cogeneration-AES Warrior Run), AMT, 7.40% due 9/01/2019                                  $   1,516
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 4.1%    1,845  Massachusetts State Development Finance Agency, First Mortgage Revenue Bonds (Overlook
                               Communities Inc.), Series A, 6.25% due 7/01/2034                                              1,914
                        1,245  Massachusetts State Development Finance Agency, Revenue Refunding Bonds (Eastern
                               Nazarene College), 5.625% due 4/01/2019                                                       1,275
                        1,220  Massachusetts State Development Finance Agency, Revenue Refunding Bonds (Eastern
                               Nazarene College), 5.625% due 4/01/2029                                                       1,242
                          850  Massachusetts State Health and Educational Facilities Authority Revenue Bonds (Jordan
                               Hospital), Series E, 6.75% due 10/01/2033                                                       936
                        1,350  Massachusetts State Health and Educational Facilities Authority, Revenue Refunding
                               Bonds (Bay Cove Human Services Issue), Series A, 5.90% due 4/01/2028                          1,369
                          500  Massachusetts State Health and Educational Facilities Authority, Revenue Refunding
                               Bonds (Milton Hospital), Series, 5.50% due 7/01/2016                                            512
                        1,000  Massachusetts State Industrial Finance Agency Revenue Bonds, Sewer Facility (Resource
                               Control Composting), AMT, 9.25% due 6/01/2010                                                 1,003
----------------------------------------------------------------------------------------------------------------------------------
Michigan - 1.3%         1,150  Macomb County, Michigan, Hospital Finance Authority, Hospital Revenue Bonds (Mount
                               Clemens General Hospital), Series B, 5.875% due 11/15/2034                                    1,215
                        1,260  Monroe County, Michigan, Hospital Financing Authority, Hospital Revenue Refunding Bonds
                               (Mercy Memorial Hospital Corporation), 5.50% due 6/01/2035                                    1,321
----------------------------------------------------------------------------------------------------------------------------------
Minnesota - 0.7%        1,230  Saint Paul, Minnesota, Port Authority, Hotel Facility, Revenue Refunding Bonds
                               (Radisson Kellogg Project), Series 2, 7.375% due 8/01/2008 (a)                                1,346
----------------------------------------------------------------------------------------------------------------------------------
Missouri - 1.2%         1,155  Fenton, Missouri, Tax Increment Revenue Refunding and Improvement Bonds (Gravois
                               Bluffs), 7% due 10/01/2011 (a)                                                                1,339
                        1,000  Kansas City, Missouri, IDA, First Mortgage Health Facilities Revenue Bonds (Bishop
                               Spencer Place), Series A, 6.50% due 1/01/2035                                                 1,055
----------------------------------------------------------------------------------------------------------------------------------
Nevada - 0.2%             430  Clark County, Nevada, Improvement District Number 142, Special Assessment Bonds, 6.375%
                               due 8/01/2023                                                                                   446
----------------------------------------------------------------------------------------------------------------------------------
New Hampshire - 0.4%      835  New Hampshire Health and Education Facilities Authority, Hospital Revenue Bonds
                               (Catholic Medical Center), 5% due 7/01/2036                                                     854
----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 12.8%      6,000  Camden County, New Jersey, Pollution Control Financing Authority, Solid Waste Resource
                               Recovery, Revenue Refunding Bonds, AMT, Series A, 7.50% due 12/01/2010                        6,093
                        2,170  New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2024                              2,279
                        1,500  New Jersey EDA, IDR, Refunding (Newark Airport Marriott Hotel), 7% due 10/01/2014             1,555
                        1,000  New Jersey EDA, Retirement Community Revenue Bonds (Cedar Crest Village Inc. Facility),
                               Series A, 7.25% due 11/15/2031                                                                1,088

BlackRock Apex Municipal Fund, Inc.
Schedule of Investments as of September 30, 2006                  (in Thousands)

                         Face
State                  Amount  Municipal Bonds                                                                             Value
----------------------------------------------------------------------------------------------------------------------------------
                      $ 3,700  New Jersey EDA, Retirement Community Revenue Bonds (Seabrook Village Inc.), Series A,
                               8.125% due 11/15/2023                                                                     $   4,153
                        3,050  New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project),
                               AMT, 6.625% due 9/15/2012                                                                     3,204
                        1,750  New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project),
                               AMT, 6.25% due 9/15/2029                                                                      1,801
                        1,870  New Jersey Health Care Facilities Financing Authority Revenue Bonds (Pascack Valley
                               Hospital Association), 6.625% due 7/01/2036                                                   1,936
                        2,760  New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                               Bonds, Series C, 5.05% due 12/15/2035 (b)(e)                                                    735
                        1,245  Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue Bonds,
                               5.75% due 6/01/2032                                                                           1,311
                        1,075  Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue Bonds,
                               7% due 6/01/2041                                                                              1,234
----------------------------------------------------------------------------------------------------------------------------------
New Mexico - 2.6%       5,000  Farmington, New Mexico, PCR, Refunding (Tucson Electric Power Company - San Juan
                               Project), Series A, 6.95% due 10/01/2020                                                      5,194
----------------------------------------------------------------------------------------------------------------------------------
New York - 6.1%         1,000  Dutchess County, New York, IDA, Civic Facility Revenue Bonds (Saint Francis Hospital),
                               Series B, 7.50% due 3/01/2029                                                                 1,102
                        1,890  Erie County, New York, IDA, Revenue Bonds (Orchard Park CCRC, Inc. Project), Series A,
                               6% due 11/15/2036                                                                             1,996
                          350  New York City, New York, City IDA, Civic Facility Revenue Bonds, Series C, 6.80%
                               due 6/01/2028                                                                                   379
                          830  New York City, New York, City IDA, Civic Facility Revenue Bonds (Special Needs Facility
                               Pooled Program), Series C-1, 6.50% due 7/01/2024                                                863
                        1,730  New York City, New York, City IDA, Special Facility Revenue Bonds (British Airways Plc
                               Project), AMT, 7.625% due 12/01/2032                                                          1,937
                          630  New York Liberty Development Corporation Revenue Bonds (National Sports Museum
                               Project), Series A, 6.125% due 2/15/2019                                                        652
                        2,080  New York State Dormitory Authority, Non-State Supported Debt, Revenue Bonds (Mount
                               Sinai-NYU Medical Center Health System), 5.50% due 7/01/2026                                  2,113
                        1,865  New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding Bonds
                               (Mount Sinai Hospital), Series C, 5.50% due 7/01/2026                                         1,894
                        1,180  Westchester County, New York, IDA, Continuing Care Retirement, Mortgage Revenue Bonds
                               (Kendal on Hudson Project), Series A, 6.50% due 1/01/2034                                     1,262
----------------------------------------------------------------------------------------------------------------------------------
North                   1,000  North Carolina Medical Care Commission, Retirement Facilities, First Mortgage Revenue
Carolina - 0.5%                Bonds (Givens Estates Project), Series A, 6.50% due 7/01/2032                                 1,078
----------------------------------------------------------------------------------------------------------------------------------
Oregon - 0.7%           1,310  Western Generation Agency, Oregon, Cogeneration Project Revenue Bonds (Wauna
                               Cogeneration Project), AMT, Series B, 7.40% due 1/01/2016                                     1,315
----------------------------------------------------------------------------------------------------------------------------------

BlackRock Apex Municipal Fund, Inc.
Schedule of Investments as of September 30, 2006                  (in Thousands)

                         Face
State                  Amount  Municipal Bonds                                                                             Value
----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 6.8%   $   250  Allegheny County, Pennsylvania, IDA, Lease Revenue Refunding Bonds (Residential
                               Resources Inc. Project), 5.125% due 9/01/2031                                             $     255
                        1,160  Bucks County, Pennsylvania, IDA, Retirement Community Revenue Bonds (Ann's Choice
                               Inc.), Series A, 6.125% due 1/01/2025                                                         1,243
                        1,750  Chester County, Pennsylvania, Health and Education Facilities Authority, Senior Living
                               Revenue Refunding Bonds (Jenners Pond Inc. Project), 7.625% due 7/01/2034                     1,984
                          900  Montgomery County, Pennsylvania, Higher Education and Health Authority Revenue Bonds
                               (Faulkeways at Gwynedd Project), 6.75% due 11/15/2009 (a)                                       991
                          925  Montgomery County, Pennsylvania, Higher Education and Health Authority Revenue Bonds
                               (Faulkeways at Gwynedd Project), 6.75% due 11/15/2009 (a)                                     1,018
                        1,700  Montgomery County, Pennsylvania, IDA, Revenue Bonds (Whitemarsh Continuing Care
                               Project), 6.25% due 2/01/2035                                                                 1,806
                        1,600  Philadelphia, Pennsylvania, Authority for IDR (Air Cargo), AMT, Series A, 7.50%
                               due 1/01/2025                                                                                 1,755
                        4,460  Philadelphia, Pennsylvania, Authority for IDR, Commercial Development, 7.75%
                               due 12/01/2017                                                                                4,480
----------------------------------------------------------------------------------------------------------------------------------
Rhode Island - 1.0%     1,750  Central Falls, Rhode Island,  Detention Facility Corporation, Detention Facility,
                               Revenue Refunding Bonds, 7.25% due 7/15/2035                                                  1,967
----------------------------------------------------------------------------------------------------------------------------------
South                   1,100  Connector 2000 Association, Inc., South Carolina, Toll Road and Capital Appreciation
Carolina - 4.1%                Revenue Bonds, Senior-Series B, 6.50% due 1/01/2009 (e)                                         950
                        1,075  Connector 2000 Association, Inc., South Carolina, Toll Road and Capital Appreciation
                               Revenue Bonds, Senior-Series B, 7.969% due 1/01/2014 (e)                                        609
                          615  Myrtle Beach, South Carolina, Tax Increment Revenue Bonds (Myrtle Beach Air Force
                               Base), Series A, 5.30% due 11/01/2035                                                           620
                        5,715  South Carolina Housing Finance and Development Authority, Mortgage Revenue Refunding
                               Bonds, AMT, Series A-2, 5.15% due 7/01/2037 (b)                                               5,902
----------------------------------------------------------------------------------------------------------------------------------
Tennessee - 1.1%          245  Shelby County, Tennessee,  Health, Educational and Housing Facilities Board Revenue
                               Bonds (Germantown Village), 6.25% due 12/01/2034                                                250
                        1,800  Shelby County, Tennessee,  Health, Educational and Housing Facilities Board Revenue
                               Bonds (Germantown Village), Series A, 7.25% due 12/01/2034                                    1,919
----------------------------------------------------------------------------------------------------------------------------------
Texas - 7.5%            1,000  Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.), First
                               Tier, Series A, 6.70% due 1/01/2028                                                           1,066
                        2,530  Brazos River Authority, Texas, PCR, Refunding (Texas Utility Company), AMT, Series A,
                               7.70% due 4/01/2033                                                                           2,957
                        1,220  Brazos River Authority, Texas, Revenue Refunding Bonds (Reliant Energy Inc. Project),
                               Series B, 7.75% due 12/01/2018                                                                1,301
                        2,275  Dallas-Fort Worth, Texas, International Airport Facilities Improvement Corporation
                               Revenue Bonds (American Airlines, Inc.), AMT, 7.25% due 11/01/2030                            2,298
                          830  Grand Prairie, Texas, Housing Finance Corporation Revenue Bonds (Independent Senior
                               Living Center), 7.75% due 1/01/2034                                                             832

BlackRock Apex Municipal Fund, Inc.
Schedule of Investments as of September 30, 2006                  (in Thousands)

                         Face
State                  Amount  Municipal Bonds                                                                             Value
----------------------------------------------------------------------------------------------------------------------------------
                      $   655  HFDC of Central Texas, Inc., Retirement Facilities Revenue Bonds, Series A, 5.625%
                               due 11/01/2026                                                                            $     669
                        1,000  Houston, Texas, Health Facilities Development Corporation, Retirement Facility Revenue
                               Bonds (Buckingham Senior Living Community), Series A, 7.125% due 2/15/2034                    1,113
                          875  Kerrville, Texas, Health Facilities Development Corporation, Hospital Revenue Bonds
                               (Sid Peterson Memorial Hospital Project), 5.375% due 8/15/2035                                  910
                        2,310  Matagorda County, Texas, Navigation District Number 1, Revenue Refunding Bonds
                               (Reliant Energy Inc.), Series C, 8% due 5/01/2029                                             2,462
                        1,330  Port Corpus Christi, Texas, Individual Development Corporation, Environmental
                               Facilities Revenue Bonds (Citgo Petroleum Corporation Project), AMT, 8.25%
                               due 11/01/2031                                                                                1,379
----------------------------------------------------------------------------------------------------------------------------------
Utah - 1.2%             2,240  Carbon County, Utah, Solid Waste Disposal, Revenue Refunding Bonds (Laidlaw
                               Environmental), AMT, Series A, 7.45% due 7/01/2017                                            2,327
----------------------------------------------------------------------------------------------------------------------------------
Virginia - 1.8%         2,470  Dulles Town Center, Virginia, Community Development Authority, Special Assessment Tax
                               (Dulles Town Center Project), 6.25% due 3/01/2026                                             2,579
                          310  Farms of New Kent, Virginia, Community Development  Authority, Special Assessment
                               Bonds, Series C, 5.80% due 3/01/2036                                                            311
                          725  Suffolk, Virginia, IDA, Retirement Facilities, Revenue Refunding Bonds (Lake Prince
                               Center), 5.15% due 9/01/2024                                                                    732
----------------------------------------------------------------------------------------------------------------------------------
West Virginia - 0.6%    1,125  Princeton, West Virginia, Hospital Revenue Refunding Bonds (Community Hospital
                               Association Inc. Project), 6.20% due 5/01/2013                                                1,126
----------------------------------------------------------------------------------------------------------------------------------
Wisconsin - 0.7%        1,320  Wisconsin State Health and Educational Facilities Authority Revenue Bonds (New Castle
                               Place Project), Series A, 7% due 12/01/2031                                                   1,372
----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 1.6%      2,500  Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax Revenue Bonds,
                               Series B, 5% due 7/01/2041                                                                    2,567
                          500  Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5.25% due 7/01/2030                 535
----------------------------------------------------------------------------------------------------------------------------------
U.S. Virgin             2,100  Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds (Hovensa Coker
Islands - 1.2%                 Project), AMT, 6.50% due 7/01/2021                                                            2,367
----------------------------------------------------------------------------------------------------------------------------------
                               Total Municipal Bonds (Cost - $180,461) - 97.6%                                             194,014
----------------------------------------------------------------------------------------------------------------------------------

                       Shares
                         Held  Short-Term Securities
----------------------------------------------------------------------------------------------------------------------------------
                        3,400  Merrill Lynch Institutional Tax-Exempt Fund, 3.54% (c)(f)                                     3,400
----------------------------------------------------------------------------------------------------------------------------------
                               Total Short-Term Securities (Cost - $3,400) - 1.7%                                            3,400
----------------------------------------------------------------------------------------------------------------------------------
                               Total Investments (Cost - $183,861*) - 99.3%                                                197,414

                               Other Assets Less Liabilities - 0.7%                                                          1,475
                                                                                                                         ---------
                               Net Assets - 100.0%                                                                       $ 198,889
                                                                                                                         =========

BlackRock Apex Municipal Fund, Inc.
Schedule of Investments as of September 30, 2006                  (in Thousands)

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                  $ 183,880
                                                                      =========
      Gross unrealized appreciation                                   $  13,567
      Gross unrealized depreciation                                         (33)
                                                                      ---------
      Net unrealized appreciation                                     $  13,534
                                                                      =========

(a)   Prerefunded.
(b)   AMBAC Insured.
(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                           Net          Dividend
      Affiliate                                         Activity         Income
      --------------------------------------------------------------------------
      Merrill Lynch Institutional Tax-Exempt Fund       $  2,299           $24
      --------------------------------------------------------------------------

(d) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.
(e) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(f)   Represents the current yield as of September 30, 2006.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Apex Municipal Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    -------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Apex Municipal Fund, Inc.

Date: November 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Apex Municipal Fund, Inc.

Date: November 17, 2006


By: /s/ Donald C. Burke
    -------------------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock Apex Municipal Fund, Inc.

Date: November 17, 2006